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                              November 8, 2000

VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                Re:    Prudential Municipal Series Fund
                       (File No. 2-91216)



Ladies and Gentlemen:

      Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectuses that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses contained in Post-Effective Amendment No. 40 and (ii) that the text of Post-Effective Amendment No. 40 was filed electronically on November 6, 2000.

                                    Prudential Municipal Series Fund



                                    By: /s/ Deborah A. Docs, Esq.
                                        -------------------------------
                                            Deborah A. Docs, Esq.
                                            Secretary